SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13. SHARE‑BASED COMPENSATION

Share incentive plan

Share options

In 2015, the Group adopted the 2015 Share Incentive Plan (the “2015 Plan”) and, in 2016, the Group adopted the 2016 Share Incentive Plan (the “2016 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and 2016 Plan (collectively, the “Plans”) includes employees, consultants and directors of the Group or any of affiliates, which include the Group’s parent company, subsidiaries and the Group. Under the 2015 plan, a maximum ordinary shares available for issuance were 15,094,700. Under the 2016 Plan, a maximum of 16,771,900 ordinary shares were reserved for issuance. According to the resolutions of the board of director in 2017, the Group reserved additional 35,867,400 ordinary shares for the Plans. According to the resolutions of the board of director in 2018, the Group reserved additional 3,518,000 ordinary shares for the Plans.

During the year ended December 31 2019, the Group granted 2,279,400 share options at the exercise price of RMB24.06 per share, 78,600 share options at the exercise price of RMB50.13 per share, and 21,500 share options at the exercise price of RMB14.32 per share. These grants are subject to the following vesting conditions:

•	100,100 share options will vest annually in equal instalment over 3 or 4 years.
•	34,600 share options will vest annually in equal instalment at each calendar year end of grant date over 4 years.
•

33,600 share options will vest annually in equal instalment at each anniversary subsequent to the grant date over 5 years. In addition to the service requirement, the share options will only vest upon IPO.

•

46,500 share options will vest over 5 years based on vesting of 15%,  20%,  20%,  20% and 25% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.

•

64,700 share options will vest over 4 years based on vesting of 20%,  25%,  25%, and 30% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.

•

100,000 share options will vest over 6 years based on vesting of 12%,  12%,  16%,  20%,  20% and 20% at each anniversary subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.

•

2,000,000 share options will vest over 5 years based on vesting of 40%,  15%,  15%,  15%, and 15% at each anniversary of grant date. In addition to the service requirement, the share options will only vest upon IPO.

During the year ended December 31, 2018, the Group granted 1,118,400 share options at the exercise price of RMB24.06 per share, 961,100 share options at the exercise price of RMB14.32 per share. These grants are subject to the following vesting conditions:

•

618,400 share options will vest annually in equal instalment at each calendar year end subsequent to the grant date over 5 years. In addition to the service requirement, 500,700 share options will only vest upon IPO.

•

400,000 share options will vest over 4 years based on vesting of 40%,  20%,  20% and 20% at each calendar year end subsequent to the grant date. In addition to the service requirement, the share options will only vest upon IPO.

•

357,800 share options will vest over 4 years based on vesting of 20%,  20%,  30%, and 30% at each calendar year end subsequent to the grant date. In addition to the service requirement, 178,900 share options will only vest upon IPO.

•

100,000 share options will vest over 5 years based on vesting of 16%,16%,16%,16%,16% and 20% of the options will be average vested on each year end of grant date. In addition to the service requirement, the share options will only vest upon IPO.

•	603,300 share options will vest over 3 years based on vesting of 60%,30% and 10% of the options will be average vested on each year end of grant date.

During the year ended December 31, 2017, the Group granted 36,358,200 share options. 35,714,900 share options were granted at the exercise price of RMB14.32 per share and 643,300 share options were granted at the exercise price of RMB7.78 per share. These grants are subject to the following vesting conditions:

•

34,958,000 share options will vest over 3 years based on vesting of 60%,  30% and 10% at each calendar year end subsequent to the grant date. In addition to the service requirement, 10,000,000 share options will only vest upon IPO.

•

607,000 share options will vest over 4 years based on vesting of 15%,  20%,  25%,  25% with 15% of the share options vesting on first year end of the grant date and then each anniversary of the grant date.

•	543,400 share options will vest over 3 years based on a vesting of 40%, 30% and 30% on each anniversary of the grant date.
•	249,800 share options will vest annually in equal instalment over 3 or 4 years on each anniversary of the grant date.

The vesting of the share options granted during the years ended December 31 2017, 2018 and 2019 are also subject to certain annual performance targets established by the Group’s Board of Directors and Chief Executive Officer(“CEO”). The Group recognized compensation expenses related to the option linked to these performance targets during the vesting period based on the probable outcome of these performance conditions. The Group has determined that it is probable these conditions will be met; as such the share‑based compensation is recognized over the vesting period.

On November 1, 2017 (the “repricing date”), board of directors of the Group approved the resolution to amend the terms of 26,962,700 vested options granted to Sun lei, CEO of the Group by reducing the exercise price of such vested share options to zero. The average original exercise price prior to the amendment was RMB11.47 per share. The amendments did not change the vesting provisions or any other option terms. This amendment was accounted for as a share option modification and required the re‑measurement of the fair value of these share options. This re‑measurement resulted in a total incremental share‑based compensation of RMB333,100, which is recognized on the repricing date.

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in 2017, 2018 and 2019. The weighted‑average grant‑date fair value of the share options granted during 2017, 2018 and 2019 was RMB54.55, RMB69.34 and RMB38.29 respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
Risk free rate of interest	1.65% ‑ 2.03%	2.45% ‑ 2.98%	1.79%-2.53%
Volatility	43.6% ‑ 44.5%	43.5% ‑ 48.3%	43.4%-55.3%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2 / 2.8
Life of option (years)	4.0 ‑ 5.0	4.0 ‑ 6.0	4.0 - 6.0

(1)  Risk free rate of interest

Based on the daily treasury long term rate of U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)  Volatility

The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guide line companies with a time horizon close to the expected expiry of the term.

(3)  Dividend yield

The Company has never declared or paid any cash dividends on the Company’s capital stock, and does not anticipate any dividend payments on the Company’s ordinary shares in the foreseeable future.

(4)  Exercise multiples

The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications. For key management grantee and non‑key management grantee, the exercise multiple was estimated to be 2.8 and 2.2 respectively.

The activity in share options during period from December 31, 2018 to December 31, 2019 is set out below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant‑date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2018	34,257,800	11.52	41.22
Granted	2,379,500	26.27	38.29
Forfeited	(163,100)	(8.42)	20.53
Outstanding as of December 31, 2019	36,474,200	12.28	34.61
Vested and expected to vest as of December 31, 2019	30,745,370

The following table summarizes information with respect to share options outstanding as of December 31, 2019:

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
—	4,041,450	0.55	4,041,450	0.55
7.78	11,184,400	1.58	9,552,500	1.56
14.32	13,733,600	2.85	12,901,600	5.01
14.72	4,041,450	0.55	4,041,450	0.55
24.06	3,394,700	4.35	1,084,750	4.30
50.13	78,600	4.02	19,600	4.02
Total	36,474,200		31,641,350

The share‑based compensation expenses recognized with each issuance of share options since January 1, 2015 are as follows:

	For the year ended
	December 31,
Date of Grant	2017	2018	2019
	RMB	RMB	RMB
10/07/2015	60,253	2,613	—
25/09/2015	197	111	57
01/07/2016	167,968	47,177	27,771
16/08/2016	246	241	251
23/08/2016	2,388	2,336	2,442
01/09/2016	1,581	1,546	1,616
06/09/2016	3,603	3,524	3,427
01/08/2017	4,124	9,686	10,124
11/09/2017	2,709	8,713	9,107
10/10/2017	628	2,732	2,856
20/10/2017	1,124,509	393,648	63,246
26/12/2017	—	—	135,997
19/01/2018	—	33,623	8,486
07/03/2018	—	2,193	4,162
27/03/2018	—	—	6,345
27/04/2018	—	—	10,377
01/09/2018	—	—	1,366
29/09/2018	—	—	20,195
24/12/2018	—	19	1,095
07/01/2019	—	—	1,842
21/04/2019	—	—	653
13/06/2019	—	—	97
14/06/2019	—	—	41
01/07/2019	—	—	41,598
Share‑based compensation recognized for share options	1,368,206	508,162	353,151

Ordinary shares issued to management

On December 30, 2017, according to the resolution of the board of directors, the Group approved the issuance of 9,894,500 ordinary shares at par value to three individuals who are members of the executive management and board of directors of the Company. The Group has determined these issuances to be compensatory in nature and vested immediately at the date of the issuance. As such share based compensation of RMB812,299 was recorded on December 30, 2017 based on a determined per share fair value of ordinary share at RMB82.10.

A summary of share based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	2,180,505	508,162	353,151
Total	2,180,505	508,162	353,151

As of December 31, 2017, 2018 and 2019, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB1,190,075, RMB410,202 and RMB150,349, respectively. As of December 31, 2019, such cost was expected to be recognized over a weighted average period of 3.22 years.